Mortgage-Backed Securities Held to Maturity (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012
Mortgage-Backed Securities Held to Maturity [Abstract]
Sale of securities corporate bonds		$ 1,800,000
Gain on realized gain		88,000	331,000
Transferred securities, amortized cost			3,600,000
Transferred to available-for-sale securities, unrealized gain (loss)			351,000
Net of tax unrealized gain recorded as other comprehensive income			231,000
Mortgage-backed securities sold, realized gain	$ 331,000